Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Reconciliation of the Company’s Biological Assets	Set out below is a reconciliation of the Company’s biological assets as at December 31, 2023 and 2022:
For the years ended December 31,	2023	2022
Balance, beginning of the year	$809,180	$—
Acquisition (note 4)	—	200,457
Gain (loss) on change in fair value of biological assets	(822,942)	580,411
Movement in exchange rate	13,762	28,312
Balance, end of the year	$—	$809,180